III. FINANCIAL RISK MANAGEMENT - Changes in Level 3 Assets (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	$ 7,049	$ 7,411
Decrease	(243)	(185)
Currency translation adjustment and others	322	(177)
At the end of the year	$ 7,128	$ 7,049